THE ENTERPRISE GROUP OF FUNDS, INC.

SUPPLEMENT DATED OCTOBER 12, 2004 TO THE
CLASS A, B, AND C PROSPECTUS DATED MAY 3, 2004

This Supplement updates certain information contained in the Class A, B, and C Prospectus dated May 3, 2004, of The Enterprise Group of Funds, Inc. (the "Corporation"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Corporation at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about certain changes affecting Enterprise Multi-Cap Growth Fund, Enterprise Equity Fund and Enterprise Short Duration Bond Fund.

Enterprise Multi-Cap Growth Fund

The information provided below updates information regarding the portfolio manager of Fred Alger Management, Inc. ("Alger"), the Fund Manager to Enterprise Multi-Cap Growth Fund ("Multi-Cap Growth Fund").

Effective immediately, the day-to-day management of the Multi-
Cap Growth Fund is performed by a team of investment professionals at Alger.

Enterprise Equity Fund

The information provided below updates information regarding the portfolio managers of TCW Investment Management Company ("TCW"), the Fund Manager to Enterprise Equity Fund ("Equity Fund").

Effective January 1, 2005, Craig C. Blum and Stephen A. Burlingame, both Senior Vice Presidents at TCW, will be responsible for the day-to-day management of the Equity Fund. Mr. Blum has been employed with TCW since July 1999. Prior to joining TCW, Mr. Blum was a financial analyst with FMAC Capital Markets in Los Angeles. Mr. Burlingame has been employed with TCW since 2000. Prior to joining TCW, he was an equities analyst at Brandywine Asset Management.

Enterprise Short Duration Bond Fund

The following provides information regarding the change in the Fund Manager to Enterprise Short Duration Bond Fund ("Short Duration Bond Fund").

It is anticipated that during the fourth quarter of 2004, Boston Advisors, Inc. ("Boston Advisors"), an affiliate of Enterprise Capital Management, Inc. ("ECM"), the investment advisor to the Short Duration Bond Fund, will replace MONY Capital Management, Inc. ("MONY Capital"), also an affiliate of ECM, as the Fund Manager to the Short Duration Bond Fund. However, because the current portfolio managers and other investment personnel of MONY Capital are expected to join Boston Advisors to perform the same portfolio management services, no change in the day-to-day management of the Short Duration Bond Fund is anticipated. Gregory M. Staples, who is currently associated with MONY Capital and responsible for the day-to-day management of the Short Duration Bond Fund, is expected to continue to be responsible for making the day-to-day portfolio management decisions for the Short Duration Bond Fund as an investment professional at Boston Advisors. Boston Advisors' replacement of MONY Capital as the Fund Manager will not result in any changes to the Short Duration Bond Fund's investment objective, policies or strategies or the advisory fees payable by the Short Duration Bond Fund.




THE ENTERPRISE GROUP OF FUNDS, INC.

SUPPLEMENT DATED OCTOBER 12, 2004 TO THE
CLASS Y PROSPECTUS DATED MAY 3, 2004

This Supplement updates certain information contained in the Class Y Prospectus dated May 3, 2004, of The Enterprise Group of Funds, Inc. (the "Corporation"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Corporation at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about certain changes affecting Enterprise Multi-Cap Growth Fund, Enterprise Equity Fund and Enterprise Short Duration Bond Fund.

Enterprise Multi-Cap Growth Fund

The information provided below updates information regarding the portfolio manager of Fred Alger Management, Inc. ("Alger"), the Fund Manager to Enterprise Multi-Cap Growth Fund ("Multi-Cap Growth Fund").

Effective immediately, the day-to-day management of the Multi-
Cap Growth Fund is performed by a team of investment professionals at Alger.

Enterprise Equity Fund

The information provided below updates information regarding the portfolio managers of TCW Investment Management Company ("TCW"), the Fund Manager to Enterprise Equity Fund ("Equity Fund").

Effective January 1, 2005, Craig C. Blum and Stephen A. Burlingame, both Senior Vice Presidents at TCW, will be responsible for the day-to-day management of the Equity Fund. Mr. Blum has been employed with TCW since July 1999. Prior to joining TCW, Mr. Blum was a financial analyst with FMAC Capital Markets in Los Angeles. Mr. Burlingame has been employed with TCW since 2000. Prior to joining TCW, he was an equities analyst at Brandywine Asset Management.

Enterprise Short Duration Bond Fund

The following provides information regarding the change in the Fund Manager to Enterprise Short Duration Bond Fund ("Short Duration Bond Fund").

It is anticipated that during the fourth quarter of 2004, Boston Advisors, Inc. ("Boston Advisors"), an affiliate of Enterprise Capital Management, Inc. ("ECM"), the investment advisor to the Short Duration Bond Fund, will replace MONY Capital Management, Inc. ("MONY Capital"), also an affiliate of ECM, as the Fund Manager to the Short Duration Bond Fund. However, because the current portfolio managers and other investment personnel of MONY Capital are expected to join Boston Advisors to perform the same portfolio management services, no change in the day-to-day management of the Short Duration Bond Fund is anticipated. Gregory M. Staples, who is currently associated with MONY Capital and responsible for the day-to-day management of the Short Duration Bond Fund, is expected to continue to be responsible for making the day-to-day portfolio management decisions for the Short Duration Bond Fund as an investment professional at Boston Advisors. Boston Advisors' replacement of MONY Capital as the Fund Manager will not result in any changes to the Short Duration Bond Fund's investment objective, policies or strategies or the advisory fees payable by the Short Duration Bond Fund.

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